STATEMENT OF CASH FLOWS (Details) - Schedule of other inflows (outflows) of cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of other inflows (outflows) of cash [Abstract]
Delta Air Lines Inc. compensation (1)	$ 350,000
Fuel hedge	(9,966)	77,234	19,862
Hedging margin guarantees	(21,200)	1,573	(4,201)
Currency hedge		(1,282)	(17,798)
Change reservation systems			(16,120)
Tax paid on bank transaction	(11,369)	318	(6,635)
Fuel derivatives premiums	(17,102)	(13,947)	(2,832)
Bank commissions, taxes paid and other	(20,627)	(8,179)	(7,738)
Guarantees	(5,474)	14,755	59,988
Court deposits	(22,976)	(30,860)	(33,457)
Total Other inflows (outflows) Operation flow	241,286	39,612	(8,931)
Others deposits in guarantees			3,754
Tax paid on bank transaction	(2,249)	(2,476)	(2,594)
Others			(10,383)
Total Other inflows (outflows) Investment flow	(2,249)	(2,476)	(9,223)
Loan guarantee			80,615
Settlement of derivative contracts	(2,976)	(11,675)	(40,695)
Aircraft Financing advances	(55,728)	55,728	(26,214)
Others
Total Other inflows (outflows) Financing flow	$ (58,704)	$ 44,053	$ 13,706